Short term loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Short term loans
Outstanding amount	$ 14,665	¥ 95,000
Short-term loan with a domestic bank in the PRC
Short term loans
Outstanding amount		¥ 95,000
Interest rate (as a percent)	4.35%	4.35%
Maturity term	3 months
Amount of held-to-maturity securities pledged to secure the loan		¥ 100,000